Operating Segments	12 Months Ended
Jun. 30, 2022
Disclosure Of Operating Segments [Abstract]
Operating Segments

Note 25 Operating segments

The Group has identified its operating segments based on the internal reports that are reviewed and used by the Board of Directors (Chief Operating Decision Makers) in assessing performance and determining the allocation of resources. The Group is managed primarily on an operational basis. Operating segments are determined on the basis of financial information reported to the Board.

The board has identified three operating segments being Battery Materials, Battery Technology and Graphite Exploration and Mining. The Battery Materials segment develops and manufactures battery anode materials, and the Battery Technology segment develops battery cell testing equipment, performs consulting services and carries out research and development in battery development. The Graphite Exploration and Mining segment manages the Mt Dromedary asset.

Basis of accounting for purposes of reporting by operating segments

a.
Accounting policies adopted

Unless stated otherwise, all amounts reported to the Board of Directors, being the chief operating decision makers, with respect to operating segments, are determined in accordance with accounting policies that are consistent with those adopted in the annual consolidated financial statements of the Group.

b.
Segment assets

Where an asset is used across multiple segments, the asset is allocated to the segment that receives the majority of the economic value from the asset. In most instances, segment assets are clearly identifiable on the basis of their nature and physical location.

c.
Segment liabilities

Liabilities are allocated to segments where there is a direct nexus between the incurrence of the liability and the operations of the segment. Borrowings and tax liabilities are generally considered to relate to the Group as a whole and are not allocated. Segment liabilities include trade and other payables.

d.
Unallocated items

The following items for revenue, expenses, assets and liabilities are not allocated to operating segments as they are not considered part of the core operations of any segment:

–	Interest income
–	Prepayments for deferred issuance costs
–	Corporate administrative and other expenses
–	Income tax expense
–	Corporate share-based payment expenses
–	Corporate marketing and project development expenses
–	Corporate cash
–	Corporate trade and other payables
–	Corporate trade and other receivables

e.
Segment information

Segment performance

	Battery Materials	Battery Technology	Graphite Exploration and Mining	Unallocated	Total
2022
Segment revenue1	$—	$8,417,763	$—	$—	$8,417,763
Other income	531,850	1,658,846	—	—	2,190,696
Interest income	—	6,042	—	5,429	11,471
Total income	531,850	10,082,651	—	5,429	10,619,930
Segment net profit / (loss) before tax	$(28,538,900)	$(8,730,995)	$—	$(34,171,129)	$(71,441,024)

	Battery Materials	Battery Technology	Graphite Exploration and Mining	Unallocated	Total
2021
Segment revenue1	$—	$5,227,347	$—	$—	$5,227,347
Other income	69,204	798,882	—	81,500	949,586
Interest income	—	—	—	35,066	35,066
Total income	69,204	6,026,229	—	116,566	6,211,999
Segment net profit / (loss) before tax	$(11,968,654)	$(63,661)	$(46,424)	$(5,997,338)	$(18,076,077)

	Battery Materials	Battery Technology	Graphite Exploration and Mining	Unallocated	Total
2020
Segment revenue1	$—	$4,253,435	$—	$—	$4,253,435
Other income	—	785,154	—	59,000	844,154
Interest income	—	—	—	723	723
Total income	—	5,038,589	—	59,723	5,098,312
Segment net profit / (loss) before tax	$—	$(853,084)	$(7,426,978)	$(11,748,464)	$(20,028,526)

[1]See Note 3, Revenue, for segment revenue by product line for the years ended June 30, 2022, 2021 and 2020.

Segment assets

	Battery Materials	Battery Technology	Graphite Exploration and Mining	Unallocated	Total
2022
Segment assets	$197,613,494	$27,616,815	$3,229,178	$211,101,915	$439,561,402

	Battery Materials	Battery Technology	Graphite Exploration and Mining	Unallocated	Total
2021
Segment assets	$47,899,929	$13,990,451	$3,116,523	$137,850,370	$202,857,273

Segment liabilities

	Battery Materials	Battery Technology	Graphite Exploration and Mining	Unallocated	Total
2022
Segment liabilities	$59,326,240	$13,003,443	$—	$2,888,400	$75,218,083

	Battery Materials	Battery Technology	Graphite Exploration and Mining	Unallocated	Total
2021
Segment liabilities	$9,277,070	$7,440,067	$-	$1,744,334	$18,461,471

Geographical Segments

For the purposes of segment reporting, all segment activities relating to Graphite Exploration and Mining are carried out in Australia and all segment activities relating to Battery Materials and Battery Technology are carried out in North America.

In fiscal 2022, North America, Asia and Europe accounted for 79%, 17% and 4% of revenues, respectively. In fiscal 2021, North America, Asia and Europe accounted for 82%, 8% and 10% of revenues, respectively. In fiscal 2020, North America, Asia and Europe accounted for 77%, 13% and 10% of revenues, respectively.